Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Lease Liabilities [Line Items]
Current portion of lease liabilities (note 8)	$ 8,545		$ 8,545		$ 8,290
Long-term portion of lease liabilities (note 8)	28,708		28,708		$ 29,947
Lease Liabilities
Disclosure Of Lease Liabilities [Line Items]
Balance at January 1, 2020			38,237
Interest expense	1,604	$ 1,851	3,153	$ 3,639
Payments			(3,919)
Lease modification and other remeasurements			(1,068)
Effect of foreign exchange differences			850
Balance at June 30, 2020	37,253		37,253
Current portion of lease liabilities (note 8)	8,545		8,545
Long-term portion of lease liabilities (note 8)	$ 28,708		$ 28,708